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ICA File Number: 811-05603
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock World Income Fund, Inc.









====================== BLACKROCK WORLD INCOME FUND, INC. =======================


AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  APR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


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IMPERIAL TOBACCO GROUP PLC

Ticker:       IMT            Security ID:  G4721V120
Meeting Date: DEC 21, 2009   Meeting Type: Bondholder
Record Date:  DEC 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Note Existing Trustee Resignation;      For       Did Not Vote Management
      Approve Appointment of New Trustee;
      Sanction Abrogation of Noteholders'
      Rights; Authorise Existing Trustee to
      Execute Second Supplemental Trust Deed;
      Discharge Existing and New Trustee from
      All Liabilities

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